Investments (Tables)	12 Months Ended
Dec. 31, 2014
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in investments by major security type at December 31, 2014 and 2013 were as follows:

	December 31, 2014
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥331	¥—	¥6	¥325
Corporate bonds	512	153	29	636
Fund trusts	84	—	—	84
Equity securities	20,905	19,765	17	40,653

	¥21,832	¥19,918	¥52	¥41,698

	December 31, 2013
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥338	¥—	¥31	¥307
Corporate bonds	491	16	26	481
Fund trusts	68	—	—	68
Equity securities	18,112	16,450	26	34,536

	¥19,009	¥16,466	¥83	¥35,392

Maturities of Available-for-Sale Debt Securities

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets were as follows at December 31, 2014:

	Cost	Fair value
	(Millions of yen)
Due after five years	¥843	¥961

	¥843	¥961